Annual Fund Operating Expenses - Class D Shares - Janus Henderson Multi-Sector Income Fund - Class D	Oct. 28, 2021
Operating Expenses:
Management Fees	0.56%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.74%